U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

	United Government Securities Fund, Inc.
	6300 Lamar
	P. O. Box 29217
	Shawnee Mission, Kansas 66201-9217



2.	Name of each series or class of funds for which this Form is filed (If the
Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
											[ X ]

3.	Investment Company Act File Number:

	811-3458/CIK#702331



Securities Act File Number:

	2-77329



4(a).	Last day of fiscal year for which this Form is filed:

		March 31, 1999



4(b). [  ]	Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See
Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [  ]	Check box if this is the last time the issuer will be filing this
Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year
pursuant to Rule 24f:	$40,326,739

(ii)	Aggregate price of shares redeemed or repurchased during the fiscal
year:	$43,364,240
		--------------

(iii)	Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
	$24,352,065
		--------------

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:
	$67,716,305
		--------------

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:	-$
		--------------

(vi)	Redemption credits available for use in future years -- if Item 5(i)
is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
		$(27,389,566)
		--------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):
	x    .000278
		--------------
(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
		=$0
		==============

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
		+$
		---------------

8.	Total of the amount of the registration fee due plus any interest due [line
5(viii) plus line 7]:
		=$
		==============

9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:




	Method of Delivery:

	[  ]   Wire Transfer
	[  ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*	---------------------------------
								Helge K. Lee
								Vice President and Secretary



Date	June 24, 1999
		-------------------------------


*Please print the name and title of the signing officer below the signature.